US Treasury Grant - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
United States Treasury Grant [Line Items]
Treasury grant proceeds	$ 0	$ 57,399,000	$ 0
Annual amortization of U.S. treasury grant proceeds	$ 3,200,000